Vessels, textual (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Collateral For Debt	$ 1,074,584
[TuvaluShippingCompanyIncMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	26,500
Costs Capitalised In Vessels	175
[NewVesselAcquisitionsMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	66,723
Costs Capitalised In Vessels	2,244
[ExistingFleetMember]
Property, Plant and Equipment [Line Items]
Costs Capitalised In Vessels	$ 452